February 21, 2013

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Compass EMP Funds Trust (the “Registrant”)
Securities Act File No. 333-185750

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, which was filed electronically on January 30, 2013.

If you have any questions concerning the foregoing, please call the undersigned at 631.470.2619.

Sincerely,

Compass EMP Funds Trust

/s/ James P. Ash

James P. Ash

Assistant Secretary

cc:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101